Cover	3 Months Ended
Mar. 31, 2020
Cover page.
Document Type	S-11
Amendment Flag	false
Entity Registrant Name	NexPoint Real Estate Finance, Inc.
Entity Central Index Key	0001786248
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false